Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	S-1/A
Document Period End Date	Jun. 30, 2013
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company